UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F/A COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [X];           Amendment Number: 1
  This Amendment (Check only one):
      [   ] is a restatement.
      [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Basswood Capital Management, L.L.C.
Address: 645 Madison Avenue
         10th Floor
         New York, New York 10022

Form 13F File Number: 028-10569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Matthew Lindenbaum
Title:  Managing Member
Phone:  (212) 521-9500

Signature, Place, and Date of Signing:


/s/Matthew Lindenbaum   New York, New York     November 13, 2009
[Signature]             [City, State]          [Date]


Report Type (Check only one.):

[  X ]   13F HOLDINGS REPORT.

[    ]   13F NOTICE.

[    ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

                             FORM 13F/A SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 2*

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $3,036 (thousands)

List of Other Included Managers:

No.  1
Form 13F File Number 028-10565
Name:  Basswood Opportunity Partners, L.P.

No.  4
Form 13F File Number 028-10570
Name:  Basswood Partners, L.L.C.


* Messrs. Bennett Lindenbaum and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.






PAGE>
                           FORM 13F INFORMATION TABLE

                                                          VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS CUSIP     X($1000)   PRN AMT PRN CALL DISCRETN MANAGERS SOLE   SHARED    NONE



Banco Santander SA            Common         05964H105   $3,036   250,928 SH       DEFINED  1,4           0   250,928    0
